Risks (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Risks (Textual)
Accounts receivables, amount	$ 461,482	$ 63,168	$ 2,640,359
Accounts payable, amount	$ 426,759	362,284	5,835,609
Other Receivables [Member]
Risks (Textual)
Other receivables, amount		$ 4,874,180
Concentration risks, percentage		84.20%
Customer A [Member] | Accounts receivable [Member]
Risks (Textual)
Accounts receivables, amount		$ 43,748
Concentration risks, percentage	93.00%	69.00%
Customer A [Member] | Customers [Member] | Accounts receivable [Member]
Risks (Textual)
Accounts receivables, amount			$ 336,181
Concentration risks, percentage			13.00%
Customer A [Member] | Customers One [Member] | Accounts receivable [Member]
Risks (Textual)
Accounts receivables, amount			$ 323,603
Concentration risks, percentage			12.00%
Supplier A [Member]
Risks (Textual)
Other current liabilities payable		$ 4,730,929
Concentration risks, percentage		89.00%
Supplier A [Member] | Accounts payable [Member]
Risks (Textual)
Accounts receivables, amount			$ 5,388,340
Accounts payable, amount		$ 362,284
Concentration risks, percentage	100.00%	100.00%	92.00%